Goodwill and Other Intangible Assets, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2002
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 2,749.5		$ 2,754.3
Goodwill, Acquired During Period	2.2		0
Goodwill, Impairment Loss	(370.2)		0
Goodwill, Other Adjustments	(9.3)		1.5
Goodwill, Translation Adjustments	(6.2)		(6.3)
Goodwill, Ending Balance	2,366.0		2,749.5		2,754.3
Goodwill, Impaired, Accumulated Impairment Loss	1,642.4		1,272.2
Goodwill Impairment Charges Recorded Upon SFAS 142 Adoption							538.0
Goodwill, Impaired, Accumulated Impairment Loss Discontinued Operations	298.9
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	9
Finite-Lived Patents, Net	29.2
Finite-Lived Customer Lists, Net	47.0
Finite-Lived Intangible Assets, Accumulated Amortization	(280.7)		(240.4)
Intangible Assets, Gross (Excluding Goodwill)	946.8		888.7
Intangible Assets, Net (Excluding Goodwill)	666.1		648.3
Finite-Lived Intangible Assets, Amortization Expense	51.0		54.3		53.0
Future Amortization Expense, Year One	54.9
Future Amortization Expense, Year Two	50.6
Future Amortization Expense, Year Three	48.3
Future Amortization Expense, Year Four	42.0
Future Amortization Expense, Year Five	38.9
Goodwill, Impairment Loss	(382.6)	[1]	0	[1]	0	[1]
Impairment of Intangible Assets (Excluding Goodwill)	12.4
Newell Consumer Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	998.7		1,002.0
Goodwill, Acquired During Period	0		0
Goodwill, Impairment Loss	0		0
Goodwill, Other Adjustments	0		0
Goodwill, Translation Adjustments	(7.1)		(3.3)
Goodwill, Ending Balance	991.6		998.7
Newell Professional Segment [Member]
Goodwill [Line Items]
Goodwill, Purchase Accounting Adjustments	10.0	[2]	1.5	[2]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,315.1		1,330.5
Goodwill, Acquired During Period	2.2		0
Goodwill, Impairment Loss	(64.7)		0
Goodwill, Other Adjustments	(9.3)	[2]	1.5	[2]
Goodwill, Translation Adjustments	(2.9)		(16.9)
Goodwill, Ending Balance	1,240.4		1,315.1
Baby & Parenting Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	435.7		421.8
Goodwill, Acquired During Period	0		0
Goodwill, Impairment Loss	(305.5)		0
Goodwill, Other Adjustments	0	[2]	0	[2]
Goodwill, Translation Adjustments	3.8		13.9
Goodwill, Ending Balance	134.0		435.7
Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	311.3		317.7
Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	10
Amortization Period, Range (In Years)	3 – 20 years
Finite-Lived Intangible Assets, Gross	42.3		46.2
Finite-Lived Intangible Assets, Accumulated Amortization	(25.1)		(23.2)
Finite-Lived Intangible Assets, Net	17.2		23.0
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	10
Amortization Period, Range (In Years)	3 – 12 years
Finite-Lived Intangible Assets, Gross	387.1		317.2
Finite-Lived Intangible Assets, Accumulated Amortization	(125.8)		(100.8)
Finite-Lived Intangible Assets, Net	261.3		216.4
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	8	[3]
Amortization Period, Range (In Years)	3 – 14 years	[3]
Finite-Lived Intangible Assets, Gross	206.1	[3]	207.6	[3]
Finite-Lived Intangible Assets, Accumulated Amortization	(129.8)	[3]	(116.4)	[3]
Finite-Lived Intangible Assets, Net	$ 76.3	[3]	$ 91.2	[3]

[1]	Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.
[2]	Newell Professional includes payments of $10.0 million and $1.5 million in 2011 and 2010, respectively, for contingent payments relating to the Company's acquisition of PSI Systems, Inc. (“Endicia”) in 2007. The contingent payments are based on Endicia’s post-acquisition revenues.
[3]	Other consists primarily of patents and customer lists with net book values of $29.2 million and $47.0 million, respectively, as of December 31, 2011.